Third Quarter Report
April 30, 2023 (Unaudited)
Columbia Income Opportunities Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Income Opportunities Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Telesat Corp.(b)	101	876
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		937
Total Communication Services		937
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	581	74,171
Total Consumer Discretionary		74,171
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,298	4,530
Total Industrials		4,530
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		79,638

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	11,781,000	5,548,851
Total Convertible Bonds (Cost $9,938,721)			5,548,851

Corporate Bonds & Notes 91.1%

Aerospace & Defense 1.8%
Bombardier, Inc.(d)
03/15/2025	7.500%	207,000	206,960
04/15/2027	7.875%	1,135,000	1,132,194
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	824,000	886,009
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
03/15/2026	6.250%	6,335,000	6,365,371
08/15/2028	6.750%	1,712,000	1,738,053
TransDigm, Inc.
11/15/2027	5.500%	2,624,000	2,518,415
Total			12,847,002
Airlines 2.4%
Air Canada(d)
08/15/2026	3.875%	2,026,000	1,875,138
American Airlines, Inc.(d)
07/15/2025	11.750%	807,000	888,806
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	6,734,341	6,615,686
04/20/2029	5.750%	1,327,830	1,262,925
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	3,024,634	2,816,940
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	3,631,048	3,630,827
Total			17,090,322
Automotive 3.8%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	1,087,000	1,043,900
Clarios Global LP(d)
05/15/2025	6.750%	1,239,000	1,240,483
Ford Motor Co.
02/12/2032	3.250%	1,627,000	1,257,988
01/15/2043	4.750%	899,000	676,093
Ford Motor Credit Co. LLC
03/18/2024	5.584%	1,920,000	1,906,982
11/01/2024	4.063%	1,439,000	1,399,895
06/16/2025	5.125%	2,268,000	2,208,055
11/13/2025	3.375%	123,000	114,242
01/08/2026	4.389%	1,730,000	1,643,500
05/28/2027	4.950%	707,000	669,298
08/17/2027	4.125%	3,098,000	2,840,762
11/04/2027	7.350%	1,280,000	1,318,428
02/10/2029	2.900%	1,363,000	1,128,433
11/13/2030	4.000%	1,780,000	1,525,816
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	775,000	686,226
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	1,551,000	1,404,308
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	2,957,000	2,942,436
2	Columbia Income Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2027	8.500%	1,881,000	1,894,453
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	922,000	952,117
Total			26,853,415
Banking 0.2%
Ally Financial, Inc.
05/21/2024	3.875%	548,000	533,543
Subordinated
11/20/2025	5.750%	967,000	938,100
Total			1,471,643
Brokerage/Asset Managers/Exchanges 1.4%
AG Issuer LLC(d)
03/01/2028	6.250%	104,000	96,908
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	2,636,000	2,706,465
NFP Corp(d)
10/01/2030	7.500%	2,070,000	2,034,406
NFP Corp.(d)
08/15/2028	4.875%	5,630,000	5,128,437
Total			9,966,216
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	2,090,000	1,916,375
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	3,525,000	3,351,631
SRS Distribution, Inc.(d)
07/01/2028	4.625%	3,064,000	2,705,296
Total			7,973,302
Cable and Satellite 6.2%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	3,355,000	3,079,781
03/01/2030	4.750%	5,761,000	4,959,139
08/15/2030	4.500%	3,250,000	2,741,188
02/01/2032	4.750%	2,106,000	1,742,852
CSC Holdings LLC(d)
02/01/2028	5.375%	2,194,000	1,799,233
02/15/2031	3.375%	8,186,000	5,635,377
DISH DBS Corp.
06/01/2029	5.125%	5,104,000	2,359,602
DISH Network Corp.(d)
11/15/2027	11.750%	709,000	670,443
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	3,932,000	3,077,403
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,547,522
07/15/2028	4.000%	250,000	211,289
07/01/2030	4.125%	3,996,000	3,203,967
Videotron Ltd.(d)
06/15/2029	3.625%	1,844,000	1,606,159
Virgin Media Finance PLC(d)
07/15/2030	5.000%	3,884,000	3,268,641
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,940,000	3,288,785
Ziggo BV(d)
01/15/2030	4.875%	5,856,000	5,038,565
Total			44,229,946
Chemicals 3.8%
Avient Corp.(d)
08/01/2030	7.125%	1,435,000	1,467,622
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,877,000	1,632,631
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	1,738,000	1,679,950
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	1,874,000	1,787,062
Element Solutions, Inc.(d)
09/01/2028	3.875%	2,766,000	2,444,054
HB Fuller Co.
10/15/2028	4.250%	1,919,000	1,761,372
Herens Holdco Sarl(d)
05/15/2028	4.750%	2,001,000	1,659,418
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	1,591,000	1,414,060
INEOS Quattro Finance 2 Plc(d)
01/15/2026	3.375%	679,000	626,819
Ingevity Corp.(d)
11/01/2028	3.875%	1,868,000	1,644,179
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	1,674,000	1,695,475
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	2,184,000	1,858,819
SPCM SA(d)
03/15/2027	3.125%	854,000	767,253
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	859,000	707,872

Columbia Income Opportunities Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(d)
06/15/2027	4.875%	3,036,000	2,888,045
08/15/2029	5.625%	3,258,000	2,811,492
03/01/2031	7.375%	442,000	443,032
Total			27,289,155
Construction Machinery 1.0%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	5,548,000	4,793,123
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,737,000	1,658,774
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	372,000	384,935
03/15/2031	7.750%	440,000	467,492
Total			7,304,324
Consumer Cyclical Services 2.3%
APX Group, Inc.(d)
02/15/2027	6.750%	1,365,000	1,366,732
Arches Buyer, Inc.(d)
06/01/2028	4.250%	3,007,000	2,587,041
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	351,470
02/15/2029	5.625%	1,794,000	1,691,668
Staples, Inc.(d)
04/15/2026	7.500%	1,305,000	1,102,390
Uber Technologies, Inc.(d)
05/15/2025	7.500%	3,225,000	3,273,544
08/15/2029	4.500%	6,681,000	6,158,203
Total			16,531,048
Consumer Products 1.6%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	3,212,000	2,826,834
Newell Brands, Inc.
09/15/2027	6.375%	580,000	570,575
09/15/2029	6.625%	820,000	810,532
Prestige Brands, Inc.(d)
01/15/2028	5.125%	3,353,000	3,252,291
Spectrum Brands, Inc.
07/15/2025	5.750%	1,818,000	1,805,933
Spectrum Brands, Inc.(d)
10/01/2029	5.000%	990,000	899,784
07/15/2030	5.500%	126,000	116,131
Tempur Sealy International, Inc.(d)
10/15/2031	3.875%	1,346,000	1,114,743
Total			11,396,823
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.3%
Chart Industries, Inc.(d)
01/01/2030	7.500%	973,000	1,003,595
01/01/2031	9.500%	333,000	352,352
Madison IAQ LLC(d)
06/30/2028	4.125%	1,468,000	1,292,017
Resideo Funding, Inc.(d)
09/01/2029	4.000%	1,615,000	1,379,001
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,249,000	1,167,406
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	3,603,000	3,663,268
06/15/2028	7.250%	156,000	160,330
Total			9,017,969
Electric 5.3%
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,767,000	1,679,926
02/15/2031	3.750%	7,114,000	6,084,235
01/15/2032	3.750%	2,834,000	2,378,726
FirstEnergy Corp.
11/15/2031	7.375%	1,142,000	1,306,980
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	2,646,000	2,392,348
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	5,194,000	4,858,229
09/15/2027	4.500%	6,452,000	6,074,861
NRG Energy, Inc.(d)
06/15/2029	5.250%	3,876,000	3,578,941
02/15/2031	3.625%	2,532,000	2,048,810
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	1,261,000	1,172,042
PG&E Corp.
07/01/2028	5.000%	1,193,000	1,124,595
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,922,000	2,798,620
01/15/2030	4.750%	2,488,000	2,307,472
Total			37,805,785
Environmental 1.2%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	277,681
GFL Environmental, Inc.(d)
06/01/2025	4.250%	3,590,000	3,492,553
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	4,819,000	4,481,922
Total			8,252,156

4	Columbia Income Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 2.2%
Navient Corp.
06/25/2025	6.750%	2,470,000	2,434,826
OneMain Finance Corp.
09/15/2030	4.000%	1,077,000	815,319
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	4,964,000	4,375,437
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	715,000	604,259
03/01/2031	3.875%	2,761,000	2,232,692
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	5,075,000	3,971,414
Springleaf Finance Corp.
03/15/2024	6.125%	1,090,000	1,072,461
Total			15,506,408
Food and Beverage 2.7%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,833,588
06/15/2030	6.000%	1,342,000	1,328,036
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	6,220,000	5,794,399
Performance Food Group, Inc.(d)
05/01/2025	6.875%	824,000	829,720
Pilgrim’s Pride Corp.
04/15/2031	4.250%	1,463,000	1,275,591
03/01/2032	3.500%	456,000	367,594
Post Holdings, Inc.(d)
03/01/2027	5.750%	928,000	921,468
01/15/2028	5.625%	1,446,000	1,411,208
04/15/2030	4.625%	909,000	820,657
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	1,407,000	1,242,705
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	2,757,000	2,277,902
US Foods, Inc.(d)
06/01/2030	4.625%	1,417,000	1,294,955
Total			19,397,823
Gaming 3.7%
Boyd Gaming Corp.
12/01/2027	4.750%	894,000	861,960
Boyd Gaming Corp.(d)
06/15/2031	4.750%	884,000	806,722
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	2,745,000	2,771,526
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Churchill Downs, Inc.(d)
05/01/2031	6.750%	821,000	826,844
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	3,207,000	3,230,634
07/01/2025	6.250%	4,539,000	4,545,253
International Game Technology PLC(d)
02/15/2025	6.500%	2,529,000	2,559,893
04/15/2026	4.125%	1,252,000	1,204,586
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	3,427,000	3,079,361
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	1,057,000	894,838
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,339,000	2,074,686
Scientific Games International, Inc.(d)
05/15/2028	7.000%	1,338,000	1,339,062
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	2,172,000	2,143,067
Total			26,338,432
Health Care 6.5%
180 Medical, Inc.(d)
10/15/2029	3.875%	557,000	497,769
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	670,000	646,877
04/15/2029	5.000%	1,620,000	1,533,872
AdaptHealth LLC(d)
03/01/2030	5.125%	2,782,000	2,301,971
Avantor Funding, Inc.(d)
07/15/2028	4.625%	2,632,000	2,464,257
11/01/2029	3.875%	3,787,000	3,342,365
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	980,000	940,830
04/01/2030	3.500%	1,764,000	1,492,303
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	808,073
03/15/2029	3.750%	923,000	813,542
03/15/2031	4.000%	989,000	860,841
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	3,945,000	3,283,803
02/15/2031	4.750%	244,000	196,769
Hologic, Inc.(d)
02/01/2028	4.625%	748,000	726,431
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	832,000	761,586
IQVIA, Inc.(d)
05/15/2027	5.000%	2,436,000	2,375,439

Columbia Income Opportunities Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	2,349,000	2,031,619
Select Medical Corp.(d)
08/15/2026	6.250%	4,485,000	4,394,464
Teleflex, Inc.
11/15/2027	4.625%	2,825,000	2,718,703
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,022,954
Tenet Healthcare Corp.
01/01/2026	4.875%	4,325,000	4,258,177
02/01/2027	6.250%	5,764,000	5,740,472
01/15/2030	4.375%	897,000	825,349
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	2,120,000	1,899,440
Total			45,937,906
Home Construction 0.4%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,172,000	2,901,527
Independent Energy 5.3%
Apache Corp.
04/15/2043	4.750%	1,839,000	1,435,145
Baytex Energy Corp.(d)
04/30/2030	8.500%	1,227,000	1,233,406
Callon Petroleum Co.(d)
08/01/2028	8.000%	4,000	3,948
06/15/2030	7.500%	785,000	747,219
Centennial Resource Production LLC(d)
04/01/2027	6.875%	370,000	365,666
CNX Resources Corp.(d)
03/14/2027	7.250%	237,000	235,667
01/15/2029	6.000%	1,450,000	1,341,469
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	5,583,000	5,271,871
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	903,000	854,354
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	3,081,000	2,950,058
02/01/2029	5.750%	2,565,000	2,395,476
Matador Resources Co.
09/15/2026	5.875%	3,220,000	3,164,705
Matador Resources Co.(d)
04/15/2028	6.875%	872,000	878,510
Occidental Petroleum Corp.
09/01/2030	6.625%	2,838,000	3,026,794
01/01/2031	6.125%	3,502,000	3,665,797
05/01/2031	7.500%	800,000	892,144
09/15/2036	6.450%	3,016,000	3,211,951
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.
07/15/2028	6.500%	1,486,000	1,408,571
Southwestern Energy Co.
02/01/2032	4.750%	5,293,000	4,676,722
Total			37,759,473
Leisure 2.5%
Carnival Corp.(d)
03/01/2026	7.625%	1,457,000	1,336,866
03/01/2027	5.750%	2,642,000	2,174,086
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	2,224,000	2,390,936
Cinemark USA, Inc.(d)
03/15/2026	5.875%	2,185,000	2,087,869
07/15/2028	5.250%	43,000	38,473
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	843,000	781,943
NCL Corp., Ltd.(d)
02/15/2027	5.875%	1,148,000	1,083,381
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	400,000	358,033
08/31/2026	5.500%	1,044,000	957,848
07/15/2027	5.375%	478,000	424,763
01/15/2029	9.250%	420,000	448,816
01/15/2030	7.250%	4,138,000	4,151,284
Six Flags Entertainment Corp.(d),(f)
05/15/2031	7.250%	1,260,000	1,235,182
Total			17,469,480
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	1,769,000	1,767,622
Media and Entertainment 3.1%
Clear Channel International BV(d)
08/01/2025	6.625%	1,773,000	1,749,844
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	6,342,000	5,728,646
iHeartCommunications, Inc.
05/01/2026	6.375%	1,335,652	1,149,558
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	2,845,000	2,247,768
Outfront Media Capital LLC/Corp.(d)
08/15/2027	5.000%	1,335,000	1,232,560
01/15/2029	4.250%	1,222,000	1,043,771
03/15/2030	4.625%	3,133,000	2,650,676
Playtika Holding Corp.(d)
03/15/2029	4.250%	3,542,000	3,034,898

6	Columbia Income Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roblox Corp.(d)
05/01/2030	3.875%	2,381,000	2,011,629
Univision Communications, Inc.(d)
06/30/2030	7.375%	1,529,000	1,466,647
Total			22,315,997
Metals and Mining 3.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	555,538
10/01/2031	5.125%	2,509,000	2,268,933
Constellium SE(d)
06/15/2028	5.625%	1,467,000	1,407,967
04/15/2029	3.750%	7,347,000	6,331,506
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	424,000	394,839
04/01/2029	6.125%	7,705,000	7,239,393
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	852,000	674,230
Novelis Corp.(d)
11/15/2026	3.250%	1,452,000	1,329,485
01/30/2030	4.750%	1,329,000	1,202,939
08/15/2031	3.875%	735,000	615,398
Total			22,020,228
Midstream 5.8%
CNX Midstream Partners LP(d)
04/15/2030	4.750%	1,841,000	1,546,650
DCP Midstream Operating LP
04/01/2044	5.600%	1,662,000	1,597,482
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,404,000	2,364,208
DT Midstream, Inc.(d)
06/15/2029	4.125%	1,412,000	1,252,744
EQM Midstream Partners LP(d)
07/01/2025	6.000%	739,000	725,606
06/01/2027	7.500%	619,000	616,208
07/01/2027	6.500%	2,379,000	2,319,462
01/15/2029	4.500%	2,163,000	1,842,395
01/15/2031	4.750%	2,531,000	2,084,567
EQM Midstream Partners LP
12/01/2026	4.125%	840,000	763,280
07/15/2028	5.500%	765,000	696,277
07/15/2048	6.500%	3,024,000	2,293,591
Holly Energy Partners LP/Finance Corp.(d)
04/15/2027	6.375%	904,000	893,065
02/01/2028	5.000%	3,553,000	3,317,507
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,744,519
06/01/2026	6.000%	1,402,000	1,377,153
04/28/2027	5.625%	3,054,000	2,934,072
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	3,673,391
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	2,560,000	2,304,742
08/15/2031	4.125%	3,987,000	3,532,964
11/01/2033	3.875%	2,170,000	1,829,603
Western Gas Partners LP
07/01/2026	4.650%	1,753,000	1,706,694
Total			41,416,180
Oil Field Services 0.5%
Nabors Industries Ltd.(d)
01/15/2026	7.250%	365,000	344,233
Nabors Industries, Inc.(d)
05/15/2027	7.375%	813,000	788,641
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	2,109,000	2,151,925
Total			3,284,799
Other REIT 1.9%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	2,461,000	2,079,088
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,215,000	1,141,774
02/01/2027	4.250%	4,038,000	3,439,141
06/15/2029	4.750%	1,649,000	1,304,707
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	1,120,000	1,034,996
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	1,416,000	1,230,072
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	898,518
Service Properties Trust
03/15/2024	4.650%	1,652,000	1,619,296
10/01/2024	4.350%	771,000	735,549
Total			13,483,141
Packaging 2.3%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
06/15/2027	6.000%	682,000	678,927
09/01/2029	4.000%	4,842,000	3,943,730
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	2,694,000	2,653,222
Canpack SA/US LLC(d)
11/15/2029	3.875%	2,508,000	2,020,614
Sealed Air Corp.(d)
02/01/2028	6.125%	261,000	265,053

Columbia Income Opportunities Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	6,695,000	6,499,716
Total			16,061,262
Pharmaceuticals 1.3%
Bausch Health Companies, Inc.(d)
02/01/2027	6.125%	1,580,000	1,141,099
06/01/2028	4.875%	2,366,000	1,564,273
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	1,356,000	1,089,682
Jazz Securities DAC(d)
01/15/2029	4.375%	1,315,000	1,210,011
Organon Finance 1 LLC(d)
04/30/2028	4.125%	797,000	733,369
04/30/2031	5.125%	3,930,000	3,498,124
Total			9,236,558
Property & Casualty 1.6%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	7,095,000	6,530,884
04/15/2028	6.750%	3,199,000	3,195,002
Lumbermens Mutual Casualty Co.(d),(g)
12/01/2097	0.000%	4,600,000	879
Subordinated
12/01/2037	0.000%	180,000	34
Lumbermens Mutual Casualty Co.(g)
Subordinated
07/01/2026	0.000%	9,865,000	1,861
MGIC Investment Corp.
08/15/2028	5.250%	491,000	468,982
Radian Group, Inc.
03/15/2025	6.625%	197,000	196,328
03/15/2027	4.875%	1,162,000	1,105,532
Total			11,499,502
Restaurants 1.2%
IRB Holding Corp.(d)
06/15/2025	7.000%	6,560,000	6,627,687
Yum! Brands, Inc.
04/01/2032	5.375%	1,827,000	1,782,417
Total			8,410,104
Retailers 1.6%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	567,000	505,128
02/15/2032	5.000%	567,000	488,738
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	588,160
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hanesbrands, Inc.(d)
02/15/2031	9.000%	755,000	773,177
L Brands, Inc.(d)
07/01/2025	9.375%	460,000	492,994
10/01/2030	6.625%	2,005,000	1,925,156
L Brands, Inc.
06/15/2029	7.500%	385,000	391,916
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	2,257,000	1,923,003
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	747,088
Penske Automotive Group, Inc.
09/01/2025	3.500%	916,000	874,027
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	2,294,000	2,167,999
Wolverine World Wide, Inc.(d)
08/15/2029	4.000%	960,000	797,534
Total			11,674,920
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	6.500%	1,085,000	1,102,678
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	838,000	797,132
Total			1,899,810
Technology 7.0%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	4,055,000	3,662,240
Block, Inc.
06/01/2031	3.500%	890,000	724,991
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	1,027,000	1,024,363
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,681,477
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	1,124,000	1,012,283
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	836,000	718,343
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,560,000	1,451,171
06/15/2030	5.950%	2,153,000	2,045,386
Gartner, Inc.(d)
06/15/2029	3.625%	852,000	754,884
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,336,000	2,087,653

8	Columbia Income Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,358,772
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	2,719,000	2,273,483
Iron Mountain, Inc.(d)
09/15/2027	4.875%	1,321,000	1,261,641
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	5,227,000	2,936,532
Microchip Technology, Inc.
09/01/2025	4.250%	2,205,000	2,162,849
NCR Corp.(d)
10/01/2028	5.000%	2,061,000	1,798,283
04/15/2029	5.125%	3,842,000	3,323,750
10/01/2030	5.250%	124,000	104,039
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	2,501,000	2,354,066
Picard Midco, Inc.(d)
03/31/2029	6.500%	3,815,000	3,434,455
PTC, Inc.(d)
02/15/2028	4.000%	911,000	847,961
Sabre GLBL, Inc.(d)
12/15/2027	11.250%	265,000	232,527
Sensata Technologies BV(d)
09/01/2030	5.875%	1,340,000	1,316,549
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	3,288,000	3,093,082
Synaptics, Inc.(d)
06/15/2029	4.000%	1,685,000	1,416,655
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	1,675,000	1,683,412
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	3,972,814
Total			49,733,661
Wireless 2.9%
Altice France SA(d)
02/01/2027	8.125%	3,063,000	2,736,207
01/15/2028	5.500%	3,438,000	2,706,803
07/15/2029	5.125%	2,921,000	2,164,620
SBA Communications Corp.
02/15/2027	3.875%	3,615,000	3,368,001
Sprint Capital Corp.
11/15/2028	6.875%	3,518,000	3,794,868
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	2,691,373
07/15/2031	4.750%	3,314,000	2,822,088
Total			20,283,960
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.6%
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	1,598,000	1,580,703
03/15/2031	8.625%	1,619,000	1,578,803
Iliad Holding SAS(d)
10/15/2026	6.500%	5,133,000	4,938,077
10/15/2028	7.000%	3,302,000	3,137,941
Total			11,235,524
Total Corporate Bonds & Notes (Cost $701,974,137)			647,663,423

Foreign Government Obligations(h) 0.5%

Canada 0.5%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	3,587,000	3,247,633
05/15/2029	4.250%	624,000	505,305
Total			3,752,938
Total Foreign Government Obligations (Cost $3,892,713)			3,752,938

Senior Loans 3.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.847%	4,632,919	4,067,471
Health Care 0.4%
Surgery Center Holdings, Inc.(i),(j)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	8.698%	2,906,602	2,898,667
Media and Entertainment 0.5%
Cengage Learning, Inc.(i),(j)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	3,685,319	3,592,671
Technology 1.5%
Ascend Learning LLC(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.582%	4,077,388	3,718,700

Columbia Income Opportunities Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(i),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.271%	5,360,578	5,213,162
3-month USD LIBOR + 3.750% 05/04/2026	8.895%	1,493,820	1,467,334
Total			10,399,196
Total Senior Loans (Cost $22,138,352)			20,958,005
Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.046%(k),(l)	26,726,896	26,716,205
Total Money Market Funds (Cost $26,712,670)		26,716,205
Total Investments in Securities (Cost: $767,847,740)		704,719,060
Other Assets & Liabilities, Net		5,992,419
Net Assets		710,711,479

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2023, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2023, the total value of these securities amounted to $534,161,975, which represents 75.16% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a security in default.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	The stated interest rate represents the weighted average interest rate at April 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Variable rate security. The interest rate shown was the current rate as of April 30, 2023.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.046%
	26,788,697	149,123,988	(149,197,937)	1,457	26,716,205	(672)	621,021	26,726,896
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Income Opportunities Fund | Third Quarter Report 2023

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3QT164_07_N01_(06/23)